TAXATION - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Statutory CIT rate	25.00%	25.00%	25.00%
-Share-based compensation expenses	0.60%	3.20%	0.10%
-Change in fair value of convertible senior notes and call options	0.10%	0.20%	(4.40%)
-Accrued payroll and welfare expenses	0.10%	0.10%	0.10%
-Change of enacted tax rate and preferential tax benefit	(1.40%)	1.60%	2.10%
-Other permanent differences	(0.80%)	3.40%	(1.80%)
Difference in tax rate of subsidiaries outside the PRC	2.40%	3.90%	2.20%
Effect of tax holiday for subsidiaries	(10.70%)	(12.10%)	(12.90%)
Change in valuation allowance	1.50%	5.30%	7.40%
Effective tax rate	16.80%	30.60%	17.80%